Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Class A ordinary shares subject to possible redemption	$ 234,616,046	$ 232,300,000
Remeasurement of Class A ordinary shares to redemption value	4,711,256	2,316,046	$ 29,918,902
Redemption of Class A ordinary shares	(189,434,603)
Class A ordinary shares subject to possible redemption	$ 49,892,699	$ 234,616,046	232,300,000
Gross proceeds			230,000,000
Class A ordinary shares issuance costs			(21,834,402)
Fair value of Public Warrants at issuance			$ (5,784,500)